Risks - Range of contracted obligations (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risks
Loans & borrowings	€ 76,931	€ 95,159	€ 110,647
Lease liabilities	8,519	9,334	11,671
Trade payables	23,230	20,171	17,698
Other current liabilities	339	750	3,798
Total	109,019	125,414	143,814
Less than 1 year
Risks
Loans & borrowings	18,156	19,081	15,335
Lease liabilities	3,080	3,496	3,831
Trade payables	23,230	20,171	17,698
Other current liabilities	339	750	3,798
Total	44,805	43,498	40,662
2 to 3 years
Risks
Loans & borrowings	35,131	41,590	36,819
Lease liabilities	2,725	3,790	4,850
Trade payables	0	0	0
Other current liabilities	0	0	0
Total	37,856	45,380	41,669
4-5 years
Risks
Loans & borrowings	15,017	19,587	34,928
Lease liabilities	1,289	946	1,570
Trade payables	0	0	0
Other current liabilities	0	0	0
Total	16,306	20,533	36,498
More than 5 years
Risks
Loans & borrowings	8,627	14,901	23,565
Lease liabilities	1,425	1,102	1,420
Trade payables	0	0	0
Other current liabilities	0	0	0
Total	€ 10,052	€ 16,003	€ 24,985